Stock-Based Compensation - Summary of Restricted Stock Units (Detail) - Restricted Stock Units [Member] - Enjoy Technology Inc [Member]	9 Months Ended
Sep. 30, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of RSUs, Beginning balance | shares	0
Number of RSUs, Granted | shares	3,026
Number of RSUs, Released | shares	0
Number of RSUs, Cancelled/Forfeited | shares	(119)
Number of RSUs, Ending balance | shares	2,907
Weighted-Average Grant Date Fair Value per Share, Beginning balance | $ / shares	$ 0
Weighted-Average Grant Date Fair Value per Share, Granted | $ / shares	3.45
Weighted-Average Grant Date Fair Value per Share, Released | $ / shares	0
Weighted-Average Grant Date Fair Value per Share, Cancelled/Forfeited | $ / shares	3.45
Weighted-Average Grant Date Fair Value per Share, Ending balance | $ / shares	$ 3.45